Right of use assets (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Right Of Use Assets, Gross	$ 5,802,649	$ 3,582,747
Accumulated Amortization	3,296,143	2,917,617
Right Of Use Assets, Net	2,506,506	665,130
Office Building [Member]
Right Of Use Assets, Gross	2,324,694	1,725,414
Accumulated Amortization	1,352,941	1,186,673
Right Of Use Assets, Net	971,753	538,741
Aircraft [Member]
Right Of Use Assets, Gross	3,468,239	1,847,617
Right Of Use Assets, Net	1,529,233	118,659
Accumulated Amortization	1,939,006	1,728,958
Printer
Right Of Use Assets, Gross	9,716	9,716
Right Of Use Assets, Net	5,520	7,730
Accumulated Amortization	$ 4,196	$ 1,986